Fair Value of Financial Instruments Not Accounted For at Fair Value - Additional Information (Detail)	Dec. 31, 2016	Dec. 18, 2012
9% Senior Unsecured Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on bond	9.00%	9.00%